Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable

NOTE 4 - Notes Payable

At March 31, 2018 the Company had a $100,000 convertible note outstanding due on the earlier of May 18, 2018 or the closing of our next underwritten public offering of securities in which we raise gross proceeds of at least $3,000,000. On April 5, 2018 the Company entered into an amendment to such Note, extending the due date to October 18, 2018 and eliminating the acceleration of that due date upon the closing of a public offering.

NOTE 3 – Notes Payable

Effective October 17, 2016, the Company entered into a Securities Purchase Agreement with two accredited investors (the “Investors”) for the private placement by the Company of Secured Convertible Notes in the aggregate principal amount of $1,000,000 (the “Notes”) and warrants (the “Warrants”) to purchase up to 80,000 shares (the “Warrant Shares”) of the Company’s common stock (“Common Stock”) (subject to adjustment in certain circumstances), for aggregate gross proceeds, before expenses, to the Company of $900,000 (the “Financing Transaction”). The Notes were convertible into Shares of Common Stock registered on a Registration Statement for Resale filed with the Securities and Exchange Commission.

The Notes carried an interest rate of 10% per annum, calculated on the basis of a 360-day year, based on the $1 million Notes Payable effective balance. Such interest was payable every three months in cash, or, at the holder’s option, in unrestricted shares of Common Stock, if a registration statement is then in effect for such shares of common stock.

On September 29, 2017, the Company entered into amendments (the “Amendments”) to the October 17, 2016 Secured Convertible Promissory Notes and Warrants to purchase shares of the Company’s common stock, pursuant to which, among other things set forth in the Amendments, (1) the exercise price of the Warrants was reduced from $4.13 per share to $2.00 per share, and (2) the conversion price of the Notes was reduced from $4.13 per share to $2.00 per share. Under the Amendments, we paid the Holders an aggregate amount equal to $500,000 (representing 50% of the outstanding principal balance of the Notes) plus all accrued interest on the Notes. In consideration of the foregoing, the Holders agreed to, among other things, extend the payment date of the remaining 50% of the outstanding principal balance of the Notes from October 17, 2017 to the earlier of May 18, 2018 or the closing of our next underwritten public offering of securities in which we raise gross proceeds of at least $3,000,000 (should we elect to commence and close such an offering of securities).

On December 27 and 28, 2017 the Holders Converted $400,000 of the $500,000 Notes principal and $8,556 of accrued interest on one of the notes into 204,278 shares of common stock and exercised 56,000 of the warrants @ $2.00 per share for 56,000 additional shares of common stock.

At December 31, 2017 the Company had the remaining $100,000 Convertible Note outstanding and due on the earlier of May 18, 2018 or the closing of our next underwritten public offering of securities in which we raise gross proceeds of at least $3,000,000 (should we elect to commence and close such an offering of securities).